Convertible preferred shares and shareholders’ (deficit) equity - Schedule of issued and outstanding capital (Details) $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Apr. 30, 2021 shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Class of Stock [Line Items]
Ordinary shares, par value (USD per share) | ₪ / shares	₪ 0.01			₪ 0.01
Temporary equity, par value (USD per share) | ₪ / shares	₪ 0.01
Number of ordinary shares authorized (in shares)		500,000,000	500,000,000		79,176,826	7,866,574
Number of ordinary shares issued (in shares)		74,847,609			15,328,449
Number of ordinary shares issued and outstanding (in shares)		74,845,441			15,326,281
Ordinary shares, par value | $		$ 205			$ 42
Ordinary shares, carrying value | $		$ 0			$ 0
Number of preferred shares authorized (in shares)		0			51,877,220
Number of preferred shares issued (in shares)		0			50,657,042
Number of preferred shares issued and outstanding (in shares)		0			50,657,042		45,786,714	45,786,714
Preferred shares, carrying amount | $		$ 0			$ 135,810		$ 96,025	$ 96,025
Liquidation Preference | $		$ 0			$ 202,483
Number of shares authorized (in shares)		500,000,000			131,054,046
Number of shares issued (in shares)		74,847,609			65,985,491
Number of shares issued and outstanding (in shares)		74,845,441			65,983,323
Par Value | $		$ 205			$ 178
Carrying Value | $		$ 0			$ 135,810
Preferred A-1 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					2,500,000
Number of preferred shares issued (in shares)					2,500,000
Number of preferred shares issued and outstanding (in shares)					2,500,000
Preferred shares, par value | $					$ 7
Preferred shares, carrying amount | $					94
Liquidation Preference | $					$ 150
Preferred A-2 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					5,051,000
Number of preferred shares issued (in shares)					5,051,000
Number of preferred shares issued and outstanding (in shares)					5,051,000
Preferred shares, par value | $					$ 13
Preferred shares, carrying amount | $					364
Liquidation Preference | $					$ 545
Preferred A-3 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					3,929,000
Number of preferred shares issued (in shares)					3,929,000
Number of preferred shares issued and outstanding (in shares)					3,929,000
Preferred shares, par value | $					$ 10
Preferred shares, carrying amount | $					422
Liquidation Preference | $					$ 790
Preferred A-4 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					6,599,000
Number of preferred shares issued (in shares)					6,599,000
Number of preferred shares issued and outstanding (in shares)					6,599,000
Preferred shares, par value | $					$ 17
Preferred shares, carrying amount | $					1,815
Liquidation Preference | $					$ 2,722
Preferred A-5 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					1,247,000
Number of preferred shares issued (in shares)					1,247,000
Number of preferred shares issued and outstanding (in shares)					1,247,000
Preferred shares, par value | $					$ 3
Preferred shares, carrying amount | $					150
Liquidation Preference | $					$ 224
Preferred A-6 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					465,000
Number of preferred shares issued (in shares)					465,000
Number of preferred shares issued and outstanding (in shares)					465,000
Preferred shares, par value | $					$ 1
Preferred shares, carrying amount | $					93
Liquidation Preference | $					$ 140
Preferred A-7 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					4,672,000
Number of preferred shares issued (in shares)					4,672,000
Number of preferred shares issued and outstanding (in shares)					4,672,000
Preferred shares, par value | $					$ 12
Preferred shares, carrying amount | $					3,387
Liquidation Preference | $					$ 5,081
Preferred A-8 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					5,267,000
Number of preferred shares issued (in shares)					5,267,000
Number of preferred shares issued and outstanding (in shares)					5,267,000
Preferred shares, par value | $					$ 14
Preferred shares, carrying amount | $					7,990
Liquidation Preference | $					$ 11,985
Preferred A-9 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					4,601,230
Number of preferred shares issued (in shares)					4,601,230
Number of preferred shares issued and outstanding (in shares)					4,601,230
Preferred shares, par value | $					$ 12
Preferred shares, carrying amount | $					15,000
Liquidation Preference | $					$ 22,500
Preferred A-10 Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					3,151,596
Number of preferred shares issued (in shares)					3,151,596
Number of preferred shares issued and outstanding (in shares)					3,151,596
Preferred shares, par value | $					$ 8
Preferred shares, carrying amount | $					20,000
Liquidation Preference | $					$ 30,000
Preferred B Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				0.01
Number of preferred shares authorized (in shares)					8,303,888
Number of preferred shares issued (in shares)					8,303,888
Number of preferred shares issued and outstanding (in shares)					8,303,888
Preferred shares, par value | $					$ 24
Preferred shares, carrying amount | $					46,710
Liquidation Preference | $					$ 62,346
Preferred C Shares, NIS 0.01 par value
Class of Stock [Line Items]
Temporary equity, par value (USD per share) | ₪ / shares				₪ 0.01
Number of preferred shares authorized (in shares)					6,090,506
Number of preferred shares issued (in shares)					4,870,328
Number of preferred shares issued and outstanding (in shares)					4,870,328
Preferred shares, par value | $					$ 15
Preferred shares, carrying amount | $					39,785
Liquidation Preference | $					$ 66,000